Description of Organization and Business Operations (Details) - USD ($)					1 Months Ended			5 Months Ended	6 Months Ended
		Aug. 12, 2020	Aug. 12, 2020	Nov. 02, 2017	Oct. 19, 2020	Oct. 19, 2020	May 23, 2019	Dec. 31, 2020	Jun. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)								$ 10.15	$ 10.00
Gross proceeds	[1]							$ 25,000
Deferred underwriting commissions									$ 4,000,000.0
Percentage of fair market value of assets held in trust account								80.00%	80.00%
Percentage of redemption of public shares								100.00%	100.00%
Excess of stock share issued (in Shares)								1,725,000	12,500,000
Aggregate purchase price (in Shares)								6,367,000
Net tangible asset cause by redeem of public shares								$ 5,000,001	$ 234,000
Working Capital								1,500,000	293,000
Interest to pay dissolution expenses								$ 100,000	$ 71,000
Number of additional units purchased (in Shares)								1,725,000
Initial public offering price per unit (in Dollars per share)									$ 0.35
Ambulnz, Inc. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Convertible shares (in Shares)							3,000		5,000,000.0
Equity capital									$ 115,000,000
Merger, DocGo [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stockholders will receive shares (in Shares)									83,600,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination acquire percentage								50.00%	50.00%
Chief Executive Officer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount of offering costs incurred		$ 25,000	$ 25,000						$ 25,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Deferred underwriting commissions					$ 4,000,000.0
Net proceeds from sale of units								$ 115,000,000.0	$ 115,000,000.0
Net proceeds per unit (in Dollars per share)								$ 10.00
Initial public offering price per unit (in Dollars per share)								$ 10.00
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)								2,533,333	2,533,333
Share price (in Dollars per share)								$ 1.50	$ 1.50
Gross proceeds								$ 3,800,000	$ 3,800,000
Net proceeds per unit (in Dollars per share)									$ 10.00
Private Placement Warrant [Member] | Ambulnz, Inc. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Equity capital									$ 125,000,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)									$ 10.00
Excess of stock share issued (in Shares)									5,000,000
Aggregate purchase price (in Shares)									125,000,000
Class A Common Stock [Member] | Ambulnz, Inc. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Convertible shares (in Shares)				35,597			78,000	83,600,000	83,600,000
Initial public offering price per unit (in Dollars per share)								$ 10.00
Class A Common Stock [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)					11,500,000	11,500,000
Share price (in Dollars per share)					$ 10.00	$ 10.00
Gross proceeds					$ 115,000,000.0	$ 115,000,000.0
Amount of offering costs incurred					6,700,000	6,700,000
Deferred underwriting commissions					$ 4,000,000.0	$ 4,000,000.0
PIPE Investment [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate amount									$ 4,375,000
Net proceeds									$ 120,625,000

[1]	On October 14, 2020, the Sponsor effected a surrender of 431,250 Class B common shares to the Company for no consideration, resulting in a decrease in the total number of Class B common shares then outstanding from 3,737,500 to 3,306,250 (see Note 5).